Income Taxes - Summary of Components of Deferred Tax Assets and Liabilities (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	¥ 342,202	¥ 336,224
Deferred tax liabilities	(1,354,794)	(1,247,220)
Net deferred tax assets and liabilities	(1,012,592)	(910,996)
Deferred tax assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	1,734,181	1,644,486
Deferred tax assets [Member] | Defined benefit plan liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	141,186	172,237
Deferred tax assets [Member] | Accrued expenses and liabilities for quality assurance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	613,101	623,247
Deferred tax assets [Member] | Other accrued employees' compensation [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	128,461	127,339
Deferred tax assets [Member] | Operating loss carryforwards for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	64,740	14,263
Deferred tax assets [Member] | Allowance for doubtful accounts and credit losses [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	85,289	82,467
Deferred tax assets [Member] | Property plant equipment and other assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	210,238	224,933
Deferred tax assets [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	491,167	400,000
Deferred tax liabilities [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(2,746,773)	(2,555,481)
Deferred tax liabilities [Member] | Changes in fair value of financial instruments measured in other comprehensive income [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(725,242)	(661,221)
Deferred tax liabilities [Member] | Undistributed earnings of foreign subsidiaries [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(51,888)	(18,539)
Deferred tax liabilities [Member] | Undistributed earnings of associates and joint ventures [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(1,026,027)	(902,680)
Deferred tax liabilities [Member] | Basis difference of acquired assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(63,189)	(48,371)
Deferred tax liabilities [Member] | Capitalised development costs [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(204,741)	(195,033)
Deferred tax liabilities [Member] | Lease transactions [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	(468,894)	(533,167)
Deferred tax liabilities [Member] | Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	¥ (206,791)	¥ (196,470)